Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK CURRENT INTEREST
Entity Central Index Key	0000026262
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000001772 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Money Market Fund
Class Name	Class A
Trading Symbol	JHMXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Money Market Fund (the fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund (Class A/JHMXX)	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 1,374,049,076
Holdings Count | Holding	133
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,374,049,076
Total number of portfolio holdings	133
Weighted Average Maturity	26 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	49.1%
U.S. Government	39.3%
Repurchase agreement	11.6%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000001774 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Money Market Fund
Class Name	Class C
Trading Symbol	JMCXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Money Market Fund (the fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund (Class C/JMCXX)	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 1,374,049,076
Holdings Count | Holding	133
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,374,049,076
Total number of portfolio holdings	133
Weighted Average Maturity	26 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	49.1%
U.S. Government	39.3%
Repurchase agreement	11.6%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.